UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                -----------------

Check here if Amendment: |_|; Amendment Number:
                                                -----------------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: RBO & CO, LLC
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Address: P.O. BOX 306
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         ST. HELENA,  CA 94574
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Tarkenton
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Title: Chief Compliance Officer
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Phone: (707) 963 1231
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Signature, Place, and Date of Signing:


---------------------       ---------------------------      -------------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number        Name

28-
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[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            NONE
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Form 13F Information Table Entry Total:       56
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Form 13F Information Table Value Total:     183,545
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

AS OF 12/31/05

SHORT_NAME           ID_CUSIP_8_CHR
NAME OF ISSUER       SYMBOL           CLASS       CUSIP      MARKET VALUE   TOTAL SHARES    12/31/05 PRICE
--------------       ------           -----       -----      ------------   ------------    --------------
ABBOTT LABS          ABT              com       00282410       $  3,580        90,800       $39.43       ABT equity
AMGEN INC            AMGN             com       03116210       $  1,432        18,165       $78.86       AMGN equity
ALLTEL CORP          AT               com       02003910       $  5,718        90,618       $63.10       AT equity
BANK OF AMERICA      BAC              com       06050510       $  2,541        55,068       $46.15       BAC equity
BECTON DICKINSON     BDX              com       07588710       $    204         3,400       $60.08       BDX equity
BROWN-FORMAN -B      BF/B             com       11563720       $  5,462        78,800       $69.32       BF/B equity
BELLSOUTH CORP       BLS              com       07986010       $    916        33,802       $27.10       BLS equity
BRISTOL-MYER SQB     BMY              com       11012210       $    202         8,800       $22.98       BMY equity
BURLINGTON/SANTA     BNI              com       12189T10       $    503         7,100       $70.82       BNI equity
BP PLC-ADR           BP               com       05562210       $    664        10,332       $64.22       BP equity
BRE PROPERTIES       BRE              com       05564E10       $  2,333        51,290       $45.48       BRE equity
CITIGROUP INC        C                com       17296710       $    681        14,033       $48.53       C equity
CATERPILLAR INC      CAT              com       14912310       $  2,731        47,280       $57.77       CAT equity
CHEVRON CORP         CVX              com       16676410       $  4,070        71,695       $56.77       CVX equity
DOMINION RES/VA      D                com       25746U10       $  2,328        30,150       $77.20       D equity
DEERE & CO           DE               com       24419910       $    334         4,900       $68.11       DE equity
DISNEY (WALT) CO     DIS              com       25468710       $  3,309       138,032       $23.97       DIS equity
CONS EDISON INC      ED               com       20911510       $    250         5,400       $46.33       ED equity
EQUITY ONE INC       EQY              com       29475210       $  2,726       117,900       $23.12       EQY equity
FIRSTENERGY CORP     FE               com       33793210       $  1,578        32,216       $48.99       FE equity
FANNIE MAE           FNM              com       31358610       $    525        10,750       $48.81       FNM equity
FPL GROUP INC        FPL              com       30257110       $    606        14,575       $41.56       FPL equity
GENERAL ELECTRIC     GE               com       36960410       $  4,600       131,253       $35.05       GE equity
IBM                  IBM              com       45920010       $  4,209        51,205       $82.20       IBM equity
ITERIS INC           ITI              com       46564T10       $    135        56,250       $ 2.40       ITI equity
JOHNSON&JOHNSON      JNJ              com       47816010       $ 16,571       275,730       $60.10       JNJ equity
JPMORGAN CHASE       JPM              com       46625H10       $  2,250        56,695       $39.69       JPM equity
KIMBERLY-CLARK       KMB              com       49436810       $  1,018        17,074       $59.65       KMB equity
COCA-COLA CO         KO               com       19121610       $  4,633       114,925       $40.31       KO equity
LABORATORY CP        LH               com       50540R40       $  1,890        35,100       $53.85       LH equity
ELI LILLY & CO       LLY              com       53245710       $  1,728        30,540       $56.59       LLY equity
MCDONALDS CORP       MCD              com       58013510       $  1,342        39,800       $33.72       MCD equity
ALTRIA GROUP INC     MO               com       02209S10       $ 15,358       205,543       $74.72       MO equity
NEW PLAN EXCEL       NXL              com       64805310       $    515        22,200       $23.18       NXL equity
OXFORD INDS INC      OXM              com       69149730       $  4,927        90,080       $54.70       OXM equity
PEPSICO INC          PEP              com       71344810       $  7,109       120,320       $59.08       PEP equity
PFIZER INC           PFE              com       71708110       $    235        10,075       $23.32       PFE equity
PROCTER & GAMBLE     PG               com       74271810       $    904        15,615       $57.88       PG equity
PROGRESS ENERGY      PGN              com       74326310       $  1,788        40,720       $43.92       PGN equity
PAN PAC RETAIL       PNP              com       69806L10       $ 26,270       392,741       $66.89       PNP equity
PROV & WOR RR        PWX              com       74373710       $    149        10,000       $14.90       PWX equity
RAILAMERICA INC      RRA              com       75075310       $  5,714       519,965       $10.99       RRA equity
SCANA CORP           SCG              com       80589M10       $  3,087        78,400       $39.38       SCG equity
SCHERING-PLOUGH      SGP              com       80660510       $    413        19,800       $20.85       SGP equity
SARA LEE CORP        SLE              com       80311110       $  2,215       117,192       $18.90       SLE equity
SUNTRUST BANKS       STI              com       86791410       $    204         2,800       $72.76       STI equity
QUESTAR CORP         STR              com       74835610       $    540         7,140       $75.70       STR equity
AT&T INC             T                com       00206R10       $    315        12,856       $24.49       T equity
T ROWE PRICE GRP     TROW             com       74144T10       $  1,475        20,475       $72.03       TROW equity
TYCO INTL LTD        TYC              com       90212410       $    289        10,000       $28.86       TYC equity
UST INC              UST              com       90291110       $  2,203        53,950       $40.83       UST equity
VERIZON COMMUNIC     VZ               com       92343V10       $  1,032        34,279       $30.12       VZ equity
WESTAMERICA BANC     WABC             com       95709010       $  6,759       127,353       $53.07       WABC equity
WEINGARTEN RLTY      WRI              com       94874110       $  3,593        95,037       $37.81       WRI equity
WYETH                WYE              com       98302410       $  6,633       143,986       $46.07       WYE equity
EXXON MOBIL CORP     XOM              com       30231G10       $ 10,746       191,308       $56.17       XOM equity
                                                               $183,545